ACCOUNTS RECEIVABLE, NET - Summary (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Accounts receivable	¥ 208,368,929		¥ 308,556,264
Allowance for doubtful accounts	(170,996,885)		(176,634,845)	¥ (169,038,710)	¥ (29,593,693)
Accounts receivable, net	¥ 37,372,044	$ 5,344,131	¥ 131,921,419